THE SPECTRA FUNDS

                    SUPPLEMENT DATED SEPTEMBER 5, 2007 TO THE
         PROSPECTUS DATED MARCH 1, 2007 AND RESTATED AS OF APRIL 2, 2007
                             AS SUPPLEMENTED TO DATE

         The following replaces the entry for Spectra Green Fund in the chart under the heading "Portfolio Managers" on page 15 of the Prospectus:

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Fund          Portfolio Manager(s)    Since
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Green Fund    Christopher R. Walsh    Inception (October 19, 2006)
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         In addition, the following sentence replaces the second sentence of the first paragraph under the heading "Portfolio Managers" on page 15 of the
Prospectus:

         Christopher R. Walsh is the individual primarily responsible for the day-to-day management of portfolio investments for Green Fund.

         Additionally, the description regarding Fauzia Rashid is deleted from the descriptions of portfolio managers on page 15 of the Prospectus. Ms. Rashid is no longer employed by the Manager.






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